Intangible Assets - (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Intangible Assets
Balance beginning of year	$ 93
Impairment for the year	(87)
Balance end of year		$ 93
Cost
Intangible Assets
Balance beginning of year	93	100
Exchange rate adjustments	(6)	(7)
Balance end of year	87	93
Accumulated Depreciation
Intangible Assets
Balance beginning of year	0
Impairment for the year	(87)
Balance end of year	$ (87)	$ 0